Unaudited Condensed Consolidated Statement of Cash Flows - USD ($)	1 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (18,207)	$ (23,118,757)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative warrant liabilities		20,620,000
Net gain from investments held in Trust Account		(22,458)
Changes in operating assets and liabilities:
Accounts payable	3,910	74,564
Prepaid expenses		30,773
Accrued expenses		1,702,990
Franchise tax payable	(14,297)	64,707
Net cash used in operating activities		(777,595)
Cash Flows from Investing Activities
Interest released from Trust Account		96,478
Net cash provided by investing activities		96,478
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from note payable to related party	300,000
Advances from related party	53,947
Deferred offering costs paid	(43,625)
Net cash provided by financing activities	335,322
Net increase (decrease) in cash	335,322	(681,117)
Cash - beginning of the period		1,039,484
Cash - end of the period	335,322	358,367
Supplemental disclosure of noncash activities:
Offering costs included in accounts payable	26,117
Offering costs included in accrued expenses	$ 141,666
Change in value of Class A common stock subject to possible redemption		$ (23,118,761)